(JH Classic Value Fund - Classes R1 - R5) | (John Hancock Classic Value Fund)
John Hancock Classic Value Fund (the fund)
Supplement dated 6–1–13
to the current Class R1, Class R2, Class R3, Class R4 and Class R5 shares Prospectus
Effective June 1, 2013, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees (JH Classic Value Fund - Classes R1 - R5) (John Hancock Classic Value Fund)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	none	none	none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none	none	none	none	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (JH Classic Value Fund - Classes R1 - R5) (John Hancock Classic Value Fund)		Class R1	Class R2	Class R3	Class R4		Class R5
Management fee	[1]	0.75%	0.75%	0.75%	0.75%		0.75%
Distribution and service (12b-1) fees		0.50%	0.25%	0.50%	0.15%	[2]	none
Other expenses		0.34%	0.34%	0.25%	0.19%		0.14%
Service plan fee	[3]	0.25%	0.25%	0.15%	0.10%		0.05%
Additional expenses		0.09%	0.09%	0.10%	0.09%		0.09%
Total annual fund operating expenses		1.59%	1.34%	1.50%	1.09%		0.89%
[1]	"Management fee" has been restated to reflect the contractual management fee rate effective June 1, 2013.
[2]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25%
[3]	"Service plan fee" has been restated to reflect maximum allowable fees.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (John Hancock Classic Value Fund) (JH Classic Value Fund - Classes R1 - R5) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R1	162	502	866	1,889
Class R2	136	425	734	1,613
Class R3	153	474	818	1,791
Class R4	111	368	645	1,434
Class R5	91	284	493	1,096